Subsequent Events (Details Narrative) (USD $)	Oct. 22, 2012	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Shares Issued	225,000
Unit Offering	$ 0.40
Common Stock Value	$ 90,000	$ 362	$ 310
Shares Issued		10,000
Settlement of Accrued Amounts Owing		$ 5,000	$ 6,579